Annual Total Returns[BarChart] - PIMCO RAE PLUS International Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.01%	25.43%	(5.71%)	(10.12%)	11.36%	28.38%	(16.25%)	18.28%	0.59%